Shareholder Fees (Vanguard Dividend Appreciation Index Fund Participant)	Vanguard Dividend Appreciation Index Fund Vanguard Dividend Appreciation Index Fund - Investor Shares 2/1/2014 - 1/31/2015
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none